OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable
	December 31,
	2017	2016

Accrued expenses	$450	$851
Employees and payroll accruals	90	88
Income tax	154	154

	$694	$1,093